INCOME TAXES - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carry-forwards	$ 25,577	$ 22,477
Increment of intangible assets	16,865	16,581
Deferred revenue	3,694	3,443
Impairment of inventory and investment	2,466	1,636
Others	6,069	664
Less: valuation allowance	(38,928)	(27,336)	$ (10,037)	$ (6,116)
Net deferred tax assets	15,743	17,465
Deferred tax liabilities:
Change in fair value of investments	(1,897)	(2,298)
Intangible assets recognized from the acquisition	(776)	(819)
Total deferred tax liabilities	$ (2,673)	$ (3,117)